Location and Amount of Gain (Loss) Recognized in Income on Derivatives (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	$ 11	$ (10)	$ (4)
Interest Expense | Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	0	0	5
Interest Expense | Interest Rate Caps Purchased
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	0	0	3
Interest Expense | Interest Rate Caps Sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	0	0	(3)
Interest Expense | Cross Currency Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	(1)	8	0
Other Income, Net | Foreign Currency Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	4	(4)	(8)
Cost of Sales | Commodity Forward Contracts | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss (gain) recognized	$ 8	$ (14)	$ (1)